CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 331,218,497	$ 454,475,593
Restricted cash	99,673,063
Short-term investments	226,047,469	137,551,150
Accounts receivable, net of allowance for doubtful accounts of $21,088,503 and $31,068,977 in 2010 and 2011, respectively	249,206,254	157,328,743
Prepaid expenses and other current assets	34,085,560	31,780,845
Deferred tax assets	29,914,442	22,979,021
Deposits paid for acquisition of subsidiaries		1,162,668
Amounts due from related parties	1,824,436	469,374
Rental deposits	60,913,252	46,613,780
Total current assets	1,032,882,973	852,361,174
Restricted cash, non-current	99,673,063
Rental deposits, non-current	4,046,749	5,681,865
Equipment, net	79,042,120	68,886,796
Acquired intangible assets, net	35,025,435	24,162,043
Goodwill	459,112,676	425,334,632
Equity method investment	19,010,818
Cost method investment	1,523,592
Other long-term assets	11,119,725	7,733,029
Total assets	1,741,437,151	1,384,159,539
Current liabilities:
Short -term bank loan	100,000,000
Accounts payable (including accounts payable of the consolidated VIEs without recourse to the Group of $4,340,424 and $4,321,376 as of December 31, 2010 and 2011, respectively)	19,448,258	16,589,293
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to the Group of $10,635,394 and $16,878,170 as of December 31, 2010 and 2011, respectively)	173,753,526	121,763,522
Income taxes payable (including income taxes payable of the consolidated VIEs without recourse to the Group of $2,914,969 and $3,051,811 as of December 31, 2010 and 2011, respectively)	35,462,590	8,890,191
Amounts due to related parties	2,195,904	1,848,189
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs without recourse to the Group of $1,820,531 and $1,753,744 as of December 31, 2010 and 2011, respectively)	33,550,044	23,627,893
Total current liabilities	364,410,322	172,719,088
Long -term debt	71,000,000
Acquisition purchase price payable	13,106,060
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs without recourse to the Group of $710,252 and $791,750 as of December 31, 2010 and 2011, respectively)	20,099,000	9,997,511
Total liabilities	468,615,382	182,716,599
Commitments and contingencies (Note 20)
Equity
Ordinary shares ($0.00005 par value; 19,800,000,000 and 19,800,000,000 shares authorized in 2010 and 2011; 677,934,625 and 646,452,740 issued and outstanding in 2010 and 2011, respectively)	32,346	33,920
Additional paid-in capital	1,533,617,339	1,685,148,851
Subscription receivable		(90,984)
Accumulated deficit	(400,275,876)	(562,952,914)
Accumulated other comprehensive income	119,795,537	78,339,729
Total Focus Media Holdings Limited shareholders' equity	1,253,169,346	1,200,478,602
Noncontrolling interests	19,652,423	964,338
Total equity	1,272,821,769	1,201,442,940
Total liabilities and equity	$ 1,741,437,151	$ 1,384,159,539